INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Raw materials	$ 631	$ 709
Finished goods	749	904
Inventories	$ 1,380	$ 1,613